IFRS standards update - Summary Of New Or Amendments To The Current IFRS (Detail) - Non-adjusting reporting events [member]	12 Months Ended
Dec. 31, 2020
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	Interest Rate Benchmark Reform. Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
Effective as from	Jan. 01, 2021
Amendment to IAS 37 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	Loss-making Contracts. Cost of Fulfilling a Contract (Amendment to IAS 37)
Effective as from	Jan. 01, 2022
Annual Improvements to IFRS 2018-2020 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	Annual Improvements to IFRS 2018-2020
Effective as from	Jan. 01, 2022
Amendment to IAS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	Property, Plant and Equipment — Proceeds before Intended Use (Amendment to IAS 16)
Effective as from	Jan. 01, 2022
Amendments to IFRS 3 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	Reference to the Conceptual Framework (Amendments to IFRS 3)
Effective as from	Jan. 01, 2022
Amendments to IFRS 7 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	IFRS 17 Insurance Contracts and Amendments to IFRS 17
Effective as from	Jan. 01, 2023
Amendment to IAS 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	Classification of Liabilities as Current or Non-current (Amendment to IAS 1)
Effective as from	Jan. 01, 2023
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
New standard or amendment	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture